Financial Liabilities (Non-Current and Current) - Summary of Composition and Drawdown of Committed Credit Lines Available (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Line Of Credit [Line Items]
Revolving Credit Facility-expiring March 2020	€ 7,000	€ 7,000
Revolving credit facility-expiring may 2019 [member]
Disclosure Of Detailed Information About Line Of Credit [Line Items]
Revolving Credit Facility-expiring March 2020	4,000	4,000
Revolving credit facility-expiring march 2020 [member]
Disclosure Of Detailed Information About Line Of Credit [Line Items]
Revolving Credit Facility-expiring March 2020	€ 3,000	€ 3,000